Total
Destinations Shelter Fund
Destinations Shelter Fund

BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED November 2, 2023,

TO THE PROSPECTUS DATED JULY 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

In the Fund Summary for the Destinations Shelter Fund, the Annual Average Total Returns table is hereby deleted in its entirely and replaced with the following:
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2022)
Average Annual Returns - Destinations Shelter Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I	(15.98%)	(12.19%)		Oct. 26, 2021
Class Z	(15.86%)	(13.26%)	[1]	Nov. 03, 2021
After Taxes on Distributions | Class Z	(16.07%)	(12.29%)
After Taxes on Distributions and Sale of Fund Shares | Class Z	(9.39%)	(9.26%)
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	(19.13%)	(14.13%)		Oct. 26, 2021
[1]	The Fund’s Class Z shares commenced operations on November 3, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE